Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities
a.	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2015, 2014, and 2013 are as follows:

	Year Ended December 31,
	2015	2014	2013
	$	$	$
Accounts receivable and interest receivable	(13,506)	(8,464)	(9,189)
Pool receivables from affiliates	(27,481)	(24,489)	(1,664)
Due from affiliates	12,361	(14,511)	(3,204)
Prepaid expenses and other current assets	(11,400)	987	(647)
Accounts payable and accrued liabilities	32,876	(3,174)	2,084
Due to affiliates	(12,181)	(928)	7,731
Deferred revenue	2,039	(2,324)	(1,603)
Other	(8,588)	1,999	(141)

	(25,880)	(50,904)	(6,633)